Fair Value of Financial Assets and Liabilities (Details) - Schedule of Financial Instruments Classified As Level 3 - Financial derivative contracts [Member] $ / shares in Thousands		12 Months Ended
		Dec. 31, 2023 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares
Fair Value of Financial Assets and Liabilities (Details) - Schedule of Financial Instruments Classified As Level 3 [Line Items]
Valuation technique		Present Value method	Present Value method
Main unobservable inputs	[1]	Curves on TAB	Curves on TAB
Impacts (in MCh$) Sens, -1bp Unfavorable scenario
Impacts (in MCh$) Sens, +1bp Favorable scenario
Instrument Level 3 [Member] | Internal Rate of Return Method [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of Financial Instruments Classified As Level 3 [Line Items]
Valuation technique		Internal rate of return method	Internal rate of return method	Internal rate of return method	Internal rate of return method
Main unobservable inputs	[2]	BR UF	BR UF	BR UF	BR UF
Impacts (in MCh$) Sens, -1bp Unfavorable scenario		$ (28,660)		$ (70)
Impacts (in MCh$) Sens, +1bp Favorable scenario			$ 28.66		$ 0.07
Instrument Level 3 [Member] | Present Value Method [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of Financial Instruments Classified As Level 3 [Line Items]
Valuation technique				Present Value method	Present Value method
Main unobservable inputs	[1]			Curves on TAB	Curves on TAB
Impacts (in MCh$) Sens, -1bp Unfavorable scenario				$ (600)
Impacts (in MCh$) Sens, +1bp Favorable scenario					$ 0.6

[1]	TAB: “Tasa Activa Bancaria” (Active Bank Rate). Average interest rates on 30, 90, 180 and 360 day deposits published by the Chilean Association of Banks and Financial Institutions (ABIF) in nominal currency (Chilean peso) and in real terms, adjusted for inflation (in Chilean unit of account (Unidad de Fomento - UF)).
[2]	BR: “Bonos de Reconocimiento” (Recognition Bonds). The Recognition Bond is an instrument of money provided by the State of Chile to workers who joined the new pension system, which began operating since 1981.